General (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Mar. 11, 2019	Jan. 31, 2019
Binomial option pricing model
Risk-free interest rate	2.17%	2.40%
Expected volatility	65.63%	75.86%
Dividend yield	$ 0	$ 0
Contractual life	9 years 9 months 29 days	10 years
Early Exercise Multiple (Suboptimal Factor)	$ 2.5	$ 2.5
Israeli [Member]
Binomial option pricing model
Exercise price (NIS)	$ 2.344	$ 2.344